Loss Per Share (Details) - Schedule of numerator and denominator of the basic and diluted net loss per share - Loss Per Share [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share (Details) - Schedule of numerator and denominator of the basic and diluted net loss per share [Line Items]
Net loss attributable to Medigus Ltd. for basic loss per share	$ (14,178)	$ (6,598)	$ (2,545)
Adjustment of revaluation of warrants issued to investors			(476)
Net loss attributable to Medigus Ltd. for diluted loss	$ (14,178)	$ (6,598)	$ (3,021)
Weighted average shares – denominator for basic net loss per share	78,124	41,988	12,569
Shares settlement presumed for warrants issued to investors			400
Denominator for diluted loss per share	78,124	41,988	12,969
Basic	$ (0.18)	$ (0.16)	$ (0.20)
Diluted	$ (0.18)	$ (0.16)	$ (0.23)